Supplementary Cash Flow Details - Non-Cash Working Capital Items (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Cash Flow Statement [Abstract]
Amounts receivable	$ (15,989)	$ (16,641)
Prepaid expenses and deposits	(19,287)	(12,863)
Resident security deposits	11,628	45,157
Amounts payable and accrued liabilities	4,664	72,100
Non-cash working capital items acquired on deemed acquisition	0	(69,584)
Non-cash working capital items acquired with Canadian development properties	0	(4,878)
Deduct non-cash working capital items from discontinued operations	(29,890)	(16,612)
Changes in non-cash working capital items from continuing operations	(48,874)	(3,321)
Disclosure of reclassifications or changes in presentation [line items]
Non-cash working capital items acquired on deemed acquisition	$ 0	(69,584)
Adjustment
Cash Flow Statement [Abstract]
Non-cash working capital items acquired on deemed acquisition		18,634
Disclosure of reclassifications or changes in presentation [line items]
Non-cash working capital items acquired on deemed acquisition		$ 18,634